Investments in Joint Ventures - Schedule of Equity Investment Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 39,671,603	$ 46,632,720
Dividends received	(27,577,201)	(19,278,000)
Equity earnings	15,622,836	12,316,883	$ 10,862,687
Investments in joint ventures	$ 27,717,238	$ 39,671,603	$ 46,632,720